SUBSEQUENT EVENTS	12 Months Ended
Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 10 – SUBSEQUENT EVENTS

On August 4, 2021 a third-party lender converted $14,600 into 3,743,590 shares of common stock

On August 23 2021 a third-party lender converted $10,100 into 3,740,741 shares of common stock

On August 24, 2021 a third-party lender converted $7,449 into 2,979,564 shares of common stock

On August 27, 2021 a third-party lender converted $9,000 into 3,743,590 shares of common stock